N-4	May 20, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	May 20, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

As of May 1, 2026, the underlying fund information related to the Current Expenses in the APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT section have been deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
Lord Abbett Bond Debenture Portfolio Class VC; Lord Abbett & Co. LLC	1.05%
Schwab® VIT Balanced with Growth Portfolio; Charles Schwab Investment Management, Inc.	0.53%
Schwab® VIT Growth Portfolio; Charles Schwab Investment Management, Inc.	0.54%

Variable Option [Line Items]
Prospectuses Available [Text Block]

As of May 1, 2026, the underlying fund information related to the Current Expenses in the APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT section have been deleted and replaced with the following:

Portfolio Companies [Table Text Block]
Fund; Advisor (Subadvisor)	Current Expenses
Lord Abbett Bond Debenture Portfolio Class VC; Lord Abbett & Co. LLC	1.05%
Schwab® VIT Balanced with Growth Portfolio; Charles Schwab Investment Management, Inc.	0.53%
Schwab® VIT Growth Portfolio; Charles Schwab Investment Management, Inc.	0.54%

Lord Abbett Bond Debenture Portfolio Class VC [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture Portfolio Class VC
Portfolio Company Adviser [Text Block]	Lord Abbett & Co. LLC
Current Expenses [Percent]	1.05%
Schwab® VIT Balanced with Growth Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Schwab® VIT Balanced with Growth Portfolio
Portfolio Company Adviser [Text Block]	Charles Schwab Investment Management, Inc.
Current Expenses [Percent]	0.53%
Schwab® VIT Growth Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Schwab® VIT Growth Portfolio
Portfolio Company Adviser [Text Block]	Charles Schwab Investment Management, Inc.
Current Expenses [Percent]	0.54%